Exhibit 1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of KSL Trust 2025-MAK, Commercial Mortgage Pass-Through Certificates, Series 2025-MAK. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On May 14, 2025, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by two mortgaged properties (the “Mortgage Loan”).

From March 12, 2025 through April 9, 2025, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

Member of Deloitte Touche Tohmatsu Limited

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Company and is not intended to be and should not be used by anyone other than the Company.

Yours truly,

/s/ Deloitte & Touche LLP

May 14, 2025

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory note and draft mortgage (collectively, the “Loan Agreement”);

Draft guaranty agreement (the “Guaranty”);

Proforma title policy (the “Title Policy”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Ground lease (the “Ground Lease”);

Capex supplemental schedule (the “CapEx Schedule”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	Zip Code	Appraisal Report
8	Property Type	Appraisal Report
9	Property Type Detail	Appraisal Report
10	Hotel Flag	Appraisal Report
11	Hotel Brand	Not applicable
12	Brand Management Agreement Initial Maturity	Not applicable
13	Brand Management Agreement Renewal Options	Not applicable
14	Brand Management Agreement Fully Extended Maturity	Not applicable
15	Year Built	Appraisal Report / Engineering Report
16	Most Recent Renovation	CapEx Schedule
17	Total Property Rooms	Underwritten Financial Summary Report
18	Total Property Occupancy Rate	Underwritten Financial Summary Report
19	Occupancy As of Date	Underwritten Financial Summary Report
20	Total Debt Original Balance	Refer to calculation procedures
21	Total Debt Cut-off Date Balance	Refer to calculation procedures
22	Whole Loan Original Balance	None - Company Provided
23	Whole Loan Cut-off Date Balance	Refer to calculation procedures
24	Whole Loan Per Room	Refer to calculation procedures
25	Mortgage Loan Original Balance	None - Company Provided
26	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
27	Companion Loan Original Balance	Loan Agreement
28	Companion Loan Cut-off Date Balance	Not applicable
29	Loan Purpose	None - Company Provided
30	Borrower	Loan Agreement
31	Sponsor	Loan Agreement
32	Carve-Out Guarantor(s)	Guaranty
33	Title Type	Title Policy
34	Ground Lessor	Ground Lease
35	Ground Lease Expiration	Ground Lease
36	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
37	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
38	Mortgage Loan Annual IO Debt Service at Cap	None - Company Provided
39	Whole Loan Monthly IO Payment	Refer to calculation procedures

	Characteristic	Source Document
40	Whole Loan Annual IO Debt Service	Refer to calculation procedures
41	Whole Loan Annual IO Debt Service at Cap	None - Company Provided
42	Monthly P&I Payment	Not applicable
43	Annual P&I Debt Service	Not applicable
44	Interest Accrual Method	Loan Agreement
45	Payment Date	Loan Agreement
46	Interest Accrual Start	Loan Agreement
47	Interest Accrual End	Loan Agreement
48	SOFR Assumption	None – Company Provided
49	Mortgage Loan SOFR Rounding Methodology	Loan Agreement
50	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
51	Mortgage Loan Spread	None – Company Provided
52	Mortgage Loan SOFR Floor	Loan Agreement
53	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided
54	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided
55	Mortgage Loan SOFR Cap Provider	None - Company Provided
56	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
57	Grace Period (Late Fee)	Loan Agreement
58	Grace Period (Default)	Loan Agreement
59	IO Term (mos)	Refer to calculation procedures
60	Original Amortization Term	Loan Agreement
61	Amortization Type	Loan Agreement
62	Origination Date	None – Company Provided
63	First Payment Date	None - Company Provided
64	Interest Rate	Refer to calculation procedures
65	Administrative Fee Rate	None – Company Provided
66	Net Interest Rate	Refer to calculation procedures
67	Mortgage Loan Interest Rate At Cap	None - Company Provided
68	Original Loan Term (mos)	Refer to calculation procedures
69	Remaining Loan Term (mos)	Refer to calculation procedures
70	Seasoning	Refer to calculation procedures
71	Maturity Date	None - Company Provided
72	Extension Options	Loan Agreement
73	Extension Option Description	Loan Agreement
74	Fully Extended Maturity Date	None - Company Provided
75	Whole Loan Balloon Balance	Refer to calculation procedures
76	Mortgage Loan Balloon Balance	Refer to calculation procedures
77	Companion Loan Balloon Balance	Not applicable
78	Lockout Expiration Date	None - Company Provided

	Characteristic	Source Document
79	Open Period Begin Date	None - Company Provided
80	Prepay Description	None - Company Provided
81	Partial Release (Y/N)	Loan Agreement
82	Partial Release Description	Loan Agreement
83	Appraisal Date	Appraisal Report
84	Appraisal Value	Appraisal Report
85	Cut-off Date LTV	Refer to calculation procedures
86	Maturity Date LTV	Refer to calculation procedures
87	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
88	Fourth Most Recent NOI	Underwritten Financial Summary Report
89	Third Most Recent NOI Date	Underwritten Financial Summary Report
90	Third Most Recent NOI	Underwritten Financial Summary Report
91	Second Most Recent NOI Date	Underwritten Financial Summary Report
92	Second Most Recent NOI	Underwritten Financial Summary Report
93	Most Recent NOI Date	Underwritten Financial Summary Report
94	Most Recent Description	Underwritten Financial Summary Report
95	Most Recent Revenue	Underwritten Financial Summary Report
96	Most Recent Expenses	Underwritten Financial Summary Report
97	Most Recent NOI	Underwritten Financial Summary Report
98	Most Recent NCF	Underwritten Financial Summary Report
99	Underwritten Revenue	Underwritten Financial Summary Report
100	Underwritten Expenses	Underwritten Financial Summary Report
101	Underwritten NOI	Underwritten Financial Summary Report
102	Underwritten IO NOI DSCR	Refer to calculation procedures
103	Underwritten IO NOI DSCR At Cap	None - Company Provided
104	Underwritten P&I NOI DSCR	Not applicable
105	Underwritten P&I NOI DSCR At Cap	Not applicable
106	Underwritten NOI Debt Yield	Refer to calculation procedures
107	Underwritten Replacement Reserve	Underwritten Financial Summary Report
108	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
109	Underwritten NCF	Underwritten Financial Summary Report
110	Underwritten IO NCF DSCR	Refer to calculation procedures
111	Underwritten IO NCF DSCR At Cap	None - Company Provided
112	Underwritten P&I NCF DSCR	Not applicable
113	Underwritten P&I NCF DSCR At Cap	Not applicable
114	Underwritten NCF Debt Yield	Refer to calculation procedures
115	Major Tenant 1	Not applicable
116	Major Tenant 1 UW Base Rent	Not applicable
117	Major Tenant 1 % UW Base Rent	Not applicable
118	Major Tenant 1 Sq. Ft.	Not applicable

	Characteristic	Source Document
119	Major Tenant 1 Expiration	Not applicable
120	Major Tenant 2	Not applicable
121	Major Tenant 2 UW Base Rent	Not applicable
122	Major Tenant 2 % UW Base Rent	Not applicable
123	Major Tenant 2 Sq. Ft.	Not applicable
124	Major Tenant 2 Expiration	Not applicable
125	Major Tenant 3	Not applicable
126	Major Tenant 3 UW Base Rent	Not applicable
127	Major Tenant 3 % UW Base Rent	Not applicable
128	Major Tenant 3 Sq. Ft.	Not applicable
129	Major Tenant 3 Expiration	Not applicable
130	Major Tenant 4	Not applicable
131	Major Tenant 4 UW Base Rent	Not applicable
132	Major Tenant 4 % UW Base Rent	Not applicable
133	Major Tenant 4 Sq. Ft.	Not applicable
134	Major Tenant 4 Expiration	Not applicable
135	Major Tenant 5	Not applicable
136	Major Tenant 5 UW Base Rent	Not applicable
137	Major Tenant 5 % UW Base Rent	Not applicable
138	Major Tenant 5 Sq. Ft.	Not applicable
139	Major Tenant 5 Expiration	Not applicable
140	Lockbox	Loan Agreement
141	Cash Management	Loan Agreement
142	Engineering Report Date	Engineering Report
143	Environmental Phase I Report Date	Phase I Report
144	Environmental Phase II Report Date	Not applicable
145	Seismic Report Date	Not applicable
146	Seismic PML	Not applicable
147	Additional Financing	Loan Agreement
148	In Place/Future	Not applicable
149	Additional Financing Type	Not applicable
150	Additional Financing Original Balance	Not applicable
151	Additional Financing Cut-off Date Balance	Not applicable
152	Additional Financing Cumulative Loan Per Room	Not applicable
153	Additional Financing Cumulative LTV	Not applicable
154	Additional Financing Lender	Not applicable
155	Additional Financing Interest Rate	Not applicable
156	Additional Financing Interest Accrual Method	Not applicable
157	Additional Financing Amortization Type	Not applicable
158	Additional Financing Origination Date	Not applicable

	Characteristic	Source Document
159	Additional Financing Monthly IO Payment	Not applicable
160	Additional Financing Annual IO Payment	Not applicable
161	Additional Financing Monthly P&I Payment	Not applicable
162	Additional Financing Annual P&I Payment	Not applicable
163	Additional Financing Cumulative IO DSCR on NCF	Not applicable
164	Additional Financing Cumulative P&I DSCR on NCF	Not applicable
165	Additional Financing Cumulative Debt Yield on NOI	Not applicable
166	Additional Financing Cumulative Debt Yield on NCF	Not applicable
167	Real Estate Tax Escrow - Initial	Loan Agreement
168	Real Estate Tax Escrow - Ongoing	Loan Agreement
169	Insurance Escrow - Initial	Loan Agreement
170	Insurance Escrow - Ongoing	Loan Agreement
171	Replacement Reserve Escrow - Initial	Loan Agreement
172	Replacement Reserve Escrow - Ongoing	Loan Agreement
173	Immediate Repairs Escrow - Initial	Loan Agreement
174	Immediate Repairs Escrow - Ongoing	Loan Agreement
175	Rollover Escrow - Initial	Loan Agreement
176	Rollover Escrow - Ongoing	Loan Agreement
177	Other Escrow 1 Required	Loan Agreement
178	Other Escrow 1 Description	Loan Agreement
179	Other Escrow 1 Initial	None - Company Provided
180	Other Escrow 1 - Ongoing	Loan Agreement
181	Other Escrow 1 - Springing Condition	Loan Agreement
182	Other Escrow 2 Required	Loan Agreement
183	Other Escrow 2 Description	Loan Agreement
184	Other Escrow 2 Initial	Loan Agreement
185	Other Escrow 2 - Ongoing	Loan Agreement
186	Other Escrow 2 - Springing Condition	Loan Agreement
187	Other Escrow 3 Required	Loan Agreement
188	Other Escrow 3 Description	Loan Agreement
189	Other Escrow 3 Initial	None - Company Provided
190	Other Escrow 3 - Ongoing	Loan Agreement
191	Other Escrow 3 - Springing Condition	Loan Agreement
192	Other Escrow 4 Required	Loan Agreement
193	Other Escrow 4 Description	Loan Agreement
194	Other Escrow 4 Initial	Loan Agreement
195	Other Escrow 4 - Ongoing	Loan Agreement

	Characteristic	Source Document
196	Other Escrow 4 - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 20, we recomputed the Total Debt Original Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 21, we recomputed the Total Debt Cut-off Date Balance as being equal to the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 23, we recomputed the Whole Loan Cut-off Date Balance as being equal to the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 24, we recomputed the Whole Loan Per Room by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Total Property Rooms.

With respect to Characteristic 26, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 36, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 37, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 39, we recomputed the Whole Loan Monthly IO Payment by dividing (i) the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 40, we recomputed the Whole Loan Annual IO Debt Service as the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 59, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 64, we recomputed the Interest Rate as the sum of the (a) SOFR Assumption and (b) Mortgage Loan Spread.

With respect to Characteristic 66, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 68, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 69, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 70, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of April 1, 2025 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 75, we recomputed the Whole Loan Balloon Balance as being equal to the Whole Loan Original Balance.

With respect to Characteristic 76, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 85, we recomputed the Cut-off Date LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 86, we recomputed the Maturity Date LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 102, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 106, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 110, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 114, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.